Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Feb. 19, 2021	Feb. 09, 2021 shares	Aug. 18, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Cash (in Dollars)	$ 1,319,977		$ 1,359,137
Amortized straight line method	10 years	10 years
VAT rate percentage	6.00%		6.00%	6.00%
Deferred revenue (in Dollars)	$ 1,648,847		$ 1,764,608
Selling and marketing costs (in Dollars)	133,387		110,132	$ 133,332
Underpayment of taxes	$ (14,563)	¥ 100,000
Statute limitation	10 years	10 years
Exception of equity, description	The consolidated balance sheet amounts, with the exception of equity, at June 30, 2020 and 2021 were translated at RMB7.0697 to $1.00 and at RMB6.4579 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended June 30, 2019, 2020, and 2021 were RMB6.8234 to $1.00, RMB7.0319 to $1.00, and RMB6.6228 to $1.00, respectively.	The consolidated balance sheet amounts, with the exception of equity, at June 30, 2020 and 2021 were translated at RMB7.0697 to $1.00 and at RMB6.4579 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended June 30, 2019, 2020, and 2021 were RMB6.8234 to $1.00, RMB7.0319 to $1.00, and RMB6.6228 to $1.00, respectively.
Company deposits (in Yuan Renminbi) | ¥		¥ 500,000
Deposits (in Dollars)	$ 1,314,910		219,767
Payments for deposits (in Dollars)	$ 5,067		$ 1,139,229
Accounts receivable percentage	58.00%		66.00%
Purchase rate percentage			16.00%	14.00%
Non-controlling interests						6.45%	49.00%
WFOE gained					100.00%
Beijing Dayu Play Culture Media Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Transfers and Servicing of Financial Assets, Transfers of Financial Assets, Aggregation, Policy [Policy Text Block]	14%	14%
Xiamen Liubenmu Culture Media Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Transfers and Servicing of Financial Assets, Transfers of Financial Assets, Aggregation, Policy [Policy Text Block]	13%	13%
Xiamen Lanjie Culture Media Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Transfers and Servicing of Financial Assets, Transfers of Financial Assets, Aggregation, Policy [Policy Text Block]	12%	12%
Customer 1 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	16.00%		22.00%
Customer 2 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	15.00%		15.00%
Customer 3 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	10.00%		10.00%
Customer 5 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	9.00%		10.00%
Customer 4 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	8.00%		9.00%
Heng’an (China) Paper Industry Company Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	8.00%			12.00%
Guangzhou Taiji Advertising Co., Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			18.00%	11.00%
Xiamen Many Idea Interactive Co., Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	23.00%		9.00%	10.00%
Fujian Maibo Culture Communication Co., Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			9.00%
Fuzhou New Civic Culture Communication Co. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	12.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Limitations of underpayment	3 years	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Limitations of underpayment	5 years	5 years
Class A ordinary shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares issued (in Shares) | shares						1,065,089